Net Income Attributable to PepsiCo per Common Share (Narrative) (Details) - $ / shares shares in Millions	12 Months Ended
	Dec. 27, 2014	Dec. 28, 2013	Dec. 29, 2012
Earnings Per Share [Abstract]
Out-of-the-money options excluded from earnings per share		0.6	9.6
Out-of-the-money options average exercise price	$ 82.25	$ 75.69	$ 67.64